Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	277,815.77
Total Offset Amount	0.00
Net Fee	$ 277,815.77